Document and Entity Information	Apr. 16, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 16, 2024
Entity Registrant Name	TUPPERWARE BRANDS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11657
Entity Tax Identification Number	36-4062333
Entity Address, Address Line One	14901 South Orange Blossom Trail
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32837
City Area Code	407
Local Phone Number	826-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TUP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001008654
Amendment Flag	false